Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Composition of Share Based Payments Expense

The following table presents the composition of share-based payments expense for the twelve months ended December 31, 2023, six-months ended December 31, 2022, and the twelve months ended June 30, 2022 and 2021.

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
(in U.S. dollars)	2023	2022	2022	2021
Share rights granted in current year	$31,943	$444,480	2,620,399	—
Share rights granted in prior year	368,039	—	—	—
Performance rights granted in current year	989,336	2,274,551	10,810,456	2,305,467
Performance rights granted in prior years	4,104,908	2,582,698	192,285	—
Options granted in current year	—	—	—	—
Options granted in prior years	127,734	52,700	907,609	2,162,519
Share based payment expense	5,621,960	5,354,429	14,530,749	4,467,986
Payments of withholding tax - Performance rights	(296,432)	(133,878)	(2,501,992)	—
Settlement of limited recourse loan	—	—	—	(893,906)
Exchange differences	(24,373)	(84,564)	—	—
Movement in share-based payments reserve	$5,301,155	$5,135,987	$12,028,757	$3,574,080

Summary of Movements of All Share Rights Issued

A summary of movements of all share rights issued is as follows:

Number on issue
Share rights outstanding at July 1, 2022	302,539
Granted	436,403
Forfeited	—
Exercised	(302,539)
Share rights outstanding at December 31, 2022	436,403
Share rights exercisable at January 1, 2023	436,403
Granted	65,405
Forfeited	(16,684)
Exercised	(419,719)
Share rights outstanding at December 31, 2023	65,405
Share rights exercisable at December 31, 2023	—

Summary of Share Rights	Further details of the share rights granted during the year December 31, 2023, are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (AUD)	Expiry	Expense recognized (USD)
Ron Edmonds	December 31, 2023	54,863	December 31, 2023	$0.74	December 31, 2024	$26,794
	December 31, 2023	10,542	December 31, 2023	$0.74	December 31, 2024	5,149
Total expense recognized						$31,943

Summary of Movements of All Performance Rights Issued

A summary of movements of all performance rights issued is as follows:

Number on issue
2023
Performance rights outstanding at July 1, 2022	5,057,277
Granted	6,547,018
Forfeited	(128,503)
Exercised	(463,897)
Performance rights outstanding at December 31, 2022	11,011,895
Granted	4,631,721
Forfeited	(962,688)
Exercised	(1,252,558)
Performance rights outstanding at December 31, 2023	13,428,370
Performance rights vested at December 31, 2023	—

Summary of Performance Rights

Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (AUD)	Expiry	Expense recognized (USD)
Rashda Buttar	April 13, 2023	253,401	December 31, 2025	$1.09	Cessation of employment	$37,279
Nick Liveris	April 5, 2023	549,035	December 31, 2025	$1.21	Cessation of employment	89,663
Chris Burns	April 13, 2023	1,604,871	December 31, 2025	$1.09	Cessation of employment	236,100
Non-KMP employees	January 3, 2023	1,030,325	¼ January 3, 2024	$1.41	Cessation of employment	392,726
			¼ January 3, 2025
			¼ January 3, 2026
			¼ January 3, 2027
Non-KMP employees	January 27, 2023	58,636		$1.86	Cessation of employment	16,084
Non-KMP employees	February 6, 2023	18,942		$1.80	Cessation of employment	10,739
Non-KMP employees	March 2, 2023	43,078		$1.49	Cessation of employment	19,645
Non-KMP employees	May 8, 2023	124,505		$0.99	Cessation of employment	28,534
Non-KMP employees	July 11, 2023	42,506	4 equal annual	$0.93	Cessation of employment	6,806
Non-KMP employees	July 14, 2023	85,618	tranches	$1.05	Cessation of employment	15,850
Non-KMP employees	July 24, 2023	39,960	commencing on the	$0.95	Cessation of employment	6,124
Non-KMP employees	July 31, 2023	69,290	anniversary of	$0.93	Cessation of employment	9,812
Non-KMP employees	August 1, 2023	170,019	employment	$0.95	Cessation of employment	24,805
Non-KMP employees	August 21, 2023	125,862		$1.08	Cessation of employment	17,137
Non-KMP employees	September 2, 2023	300,000		$0.93	Cessation of employment	31,574
Non-KMP employees	November 9, 2023	57,019		$0.75	Cessation of employment	2,238
Non-KMP employees	October 7, 2022	37,587		$1.86	Cessation of employment	27,243
Non-KMP employees	November 28, 2022	21,067		$2.18	Cessation of employment	16,976
Total number issued		4,631,721				$989,336

Summary of Group Net Settled in Share-Based Payments

During the twelve months ended December 31, 2023, the Company net settled the following share-based payments:

Name	Performance rights vested & exercised	Net settled shares	Withholding obligation (USD)
Non-KMP employees	844,449	449,961	$251,128
Rashda Buttar	158,110	89,160	45,304
Total			$296,432

Summary of Movements of Options Issued

A summary of movements of all options issued is as follows:

	Number on issue	Weighted Average Exercise Price (AUD)
Options outstanding as of July 1, 2022	29,330,001	$0.51
Granted to employees	—	—
Forfeited	(66,667)	$0.50
Exercised	(170,000)	$390.00
Options outstanding as of December 31, 2022	29,093,334	$0.51
Vested options outstanding as of December 31, 2022	13,560,000	$0.52
Forfeited	(133,334)	$1.30
Exercised	(749,999)	$0.68
Options outstanding as of December 31, 2023	28,210,001	$0.50
Vested options outstanding as of December 31, 2023	12,676,667	$0.50